Non-current financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Non-current Financial Assets at Fair Value Through Other Comprehensive Income

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Designation of equity instruments
Foreign unlisted stocks	38,534	38,534
Valuation adjustment	223,473	345,987

	262,007	384,521

Summary Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income
b)	Amounts recognized in other comprehensive income in relation to the financial assets at fair value through other comprehensive income are listed below:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Financial assets at fair value through other comprehensive income
Foreign unlisted stocks	(52,549)	140,199	122,514